UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22277
American Funds U.S. Government Money Market Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class A
| AFAXX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund

(the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 26	0.51% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-059-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class C
|
AFCXX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by
contacting
us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 30	0.60% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-059-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class T
| TTMXX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 18	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157
Portfolio holdings by asset type
 (percent of net assets)
Short -term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-059-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class F-1
| AFFXX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 34	0.67% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157
Portfolio
holdings
by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-059-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class F-2
| AFGXX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund

(the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 20	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157
Portfolio holdings by as
set
type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-059-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class F-3
| USGXX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 16	0.31% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157
Portfolio holdings by asset type
 (percent of net assets)
Short- term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-059-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class 529-A
| AAFXX
for the six months ended March 31, 2026
This semi-annual shareholder report contains
imp
ortant information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 28	0.56% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-059-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class 529-C
| CCFXX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 33	0.65% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-059-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class 529-E
| EAFXX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 33	0.66% *
*Annualized.
Key fund statistics
Fund net assets (in millions )	$ 35,411
Total number of portfolio holdings	157
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-059-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class 529-T
| TSIXX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 22	0.43% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one
copy
of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-059-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class 529-F-1
| FARXX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs
for
the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 24	0.48% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt
by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-059-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class 529-F-2
| FFFXX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 21	0.42% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-059-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class 529-F-3
| FMUXX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six m
onth
s?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 18	0.36% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-059-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class ABLE-A
| AAZXX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEA
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 23	0.46% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157
Portfolio
holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-ABLEA
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAZSRX-059-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class ABLE-F-2
| ABZXX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEF2
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 18	0.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-ABLEF2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective
within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ASRX-059-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class R-1
| RAAXX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 19	0.37% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-059-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class R-2
| RABXX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs
for
the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 70	1.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-059-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class R-2E
|
RBEXX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a h
ypot
hetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 56	1.12% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157
Portfolio
holdings
by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-059-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class R-3
| RACXX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 48	0.95% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157
Portfolio
holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically
be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-059-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class R-4
| RADXX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225.
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 33	0.66% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-059-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class R-5E
| RAGXX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a
hypoth
etical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 23	0.45% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial
intermediary
. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-059-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class R-5
| RAEXX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund c
os
ts for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 18	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-059-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Government Money Market Fund
Class R-6
| RAFXX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs
for
the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 16	0.31% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only o
ne
copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-059-0526 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® U.S. Government Money Market Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended March 31, 2026
Lit. No. MFGEFP2-059-0526 © 2026 Capital Group. All rights reserved.

Investment portfolio March 31, 2026unaudited

Short-term securities 95.86%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury bills 44.78%
U.S. Treasury 4/2/2026	3.419%	USD440,000	$439,956
U.S. Treasury 4/7/2026	3.454	525,200	524,885
U.S. Treasury 4/9/2026	3.480	228,350	228,167
U.S. Treasury 4/14/2026	3.431	145,000	144,810
U.S. Treasury 4/16/2026	3.456	245,000	244,630
U.S. Treasury 4/21/2026	3.401	450,000	449,094
U.S. Treasury 4/23/2026	3.645	850,400	848,516
U.S. Treasury 4/28/2026	3.479	241,800	241,142
U.S. Treasury 4/30/2026	3.555	777,700	775,429
U.S. Treasury 5/5/2026	3.417	656,800	654,558
U.S. Treasury 5/7/2026	3.518	633,000	630,698
U.S. Treasury 5/12/2026	3.484	965,600	961,613
U.S. Treasury 5/14/2026	3.540	1,596,800	1,589,874
U.S. Treasury 5/19/2026	3.393	675,750	672,476
U.S. Treasury 5/21/2026	3.524	479,350	476,941
U.S. Treasury 5/26/2026	3.465	999,100	993,547
U.S. Treasury 5/28/2026	3.520	450,200	447,612
U.S. Treasury 6/2/2026	3.492	365,950	363,677
U.S. Treasury 6/4/2026	3.517	180,000	178,845
U.S. Treasury 6/9/2026	3.456	225,000	223,454
U.S. Treasury 6/11/2026	3.541	820,400	814,591
U.S. Treasury 6/16/2026	3.463	220,000	218,332
U.S. Treasury 6/18/2026	3.495	200,000	198,443
U.S. Treasury 6/23/2026	3.430	160,000	158,683
U.S. Treasury 6/25/2026	3.531	800,000	793,233
U.S. Treasury 6/30/2026	3.444	277,000	274,513
U.S. Treasury 7/2/2026	3.511	230,000	227,888
U.S. Treasury 7/7/2026	3.455	217,300	215,187
U.S. Treasury 7/14/2026	3.543	311,200	307,969
U.S. Treasury 7/21/2026	3.437	110,000	108,779
U.S. Treasury 7/28/2026	3.501	69,500	68,679
U.S. Treasury 7/30/2026	3.476	200,000	197,608
U.S. Treasury 8/6/2026	3.512	20,000	19,748
U.S. Treasury 8/13/2026	3.443	50,000	49,332
U.S. Treasury 8/27/2026	3.469	133,000	131,035
U.S. Treasury 9/3/2026	3.539	150,000	147,686
U.S. Treasury 9/10/2026	3.559	200,000	196,775
U.S. Treasury 9/17/2026	3.571	523,300	514,490
U.S. Treasury 9/24/2026	3.591	76,700	75,361
U.S. Treasury 3/18/2027	3.601	50,000	48,286
			15,856,542

Federal agency bills & notes 37.95%
Discount bills & notes 33.06%
Fannie Mae 4/1/2026	3.502	200,000	200,000
Fannie Mae 4/17/2026	3.400	200,000	199,684
Fannie Mae 6/29/2026	3.618	81,000	80,285
Fannie Mae 7/13/2026	3.630	50,000	49,490
Federal Farm Credit Banks 4/6/2026	3.645	50,000	49,975
Federal Farm Credit Banks 4/20/2026	3.616	70,000	69,867
Federal Farm Credit Banks 4/22/2026	3.635	50,000	49,895
Federal Farm Credit Banks 4/27/2026	3.640	75,000	74,804
Federal Farm Credit Banks 8/18/2026	3.630	35,000	34,506
Federal Farm Credit Banks 8/21/2026	3.530	70,000	69,003
Federal Home Loan Bank 4/1/2026	3.555	75,000	75,000
Federal Home Loan Bank 4/6/2026	3.573	394,100	393,903
Federal Home Loan Bank 4/8/2026	3.541	468,815	468,486
Federal Home Loan Bank 4/10/2026	3.581	318,800	318,513
Federal Home Loan Bank 4/13/2026	3.503	75,000	74,910

1	American Funds U.S. Government Money Market Fund

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes (continued)
Discount bills & notes (continued)
Federal Home Loan Bank 4/14/2026	3.620%	USD28,075	$28,039
Federal Home Loan Bank 4/15/2026	3.541	274,200	273,816
Federal Home Loan Bank 4/17/2026	3.597	180,650	180,362
Federal Home Loan Bank 4/20/2026	3.555	90,000	89,829
Federal Home Loan Bank 4/22/2026	3.597	126,700	126,435
Federal Home Loan Bank 4/24/2026	3.623	146,600	146,264
Federal Home Loan Bank 4/27/2026	3.640	36,000	35,906
Federal Home Loan Bank 4/29/2026	3.594	450,500	449,233
Federal Home Loan Bank 5/1/2026	3.645	255,100	254,323
Federal Home Loan Bank 5/6/2026	3.606	122,300	121,866
Federal Home Loan Bank 5/8/2026	3.560	589,100	586,892
Federal Home Loan Bank 5/13/2026	3.566	635,800	633,100
Federal Home Loan Bank 5/15/2026	3.615	248,285	247,181
Federal Home Loan Bank 5/18/2026	3.562	15,000	14,929
Federal Home Loan Bank 5/20/2026	3.582	561,000	558,227
Federal Home Loan Bank 5/22/2026	3.578	529,000	526,285
Federal Home Loan Bank 5/27/2026	3.574	757,000	752,743
Federal Home Loan Bank 5/29/2026	3.586	500,000	497,088
Federal Home Loan Bank 6/3/2026	3.591	329,482	327,403
Federal Home Loan Bank 6/5/2026	3.566	299,590	297,638
Federal Home Loan Bank 6/10/2026	3.580	120,250	119,406
Federal Home Loan Bank 6/12/2026	3.614	104,195	103,442
Federal Home Loan Bank 6/17/2026	3.607	330,000	327,449
Federal Home Loan Bank 6/18/2026	3.519	79,200	78,580
Federal Home Loan Bank 6/22/2026	3.630	189,150	187,591
Federal Home Loan Bank 6/24/2026	3.629	91,500	90,729
Federal Home Loan Bank 6/26/2026	3.633	148,385	147,102
Federal Home Loan Bank 7/1/2026	3.590	260,500	258,116
Federal Home Loan Bank 7/6/2026	3.573	150,000	148,552
Federal Home Loan Bank 7/15/2026	3.573	110,000	108,839
Federal Home Loan Bank 7/17/2026	3.612	80,000	79,140
Federal Home Loan Bank 7/22/2026	3.628	48,900	48,350
Federal Home Loan Bank 7/24/2026	3.583	101,300	100,140
Federal Home Loan Bank 7/29/2026	3.575	300,000	296,415
Federal Home Loan Bank 8/3/2026	3.538	80,000	79,004
Federal Home Loan Bank 8/7/2026	3.550	26,800	26,455
Federal Home Loan Bank 8/14/2026	3.516	184,700	182,197
Federal Home Loan Bank 8/19/2026	3.530	50,000	49,298
Federal Home Loan Bank 8/21/2026	3.511	75,000	73,931
Federal Home Loan Bank 8/26/2026	3.540	75,000	73,894
Federal Home Loan Bank 9/2/2026	3.521	25,000	24,614
Federal Home Loan Bank 9/9/2026	3.526	50,000	49,191
Federal Home Loan Bank 9/16/2026	3.554	50,000	49,158
Federal Home Loan Bank 9/18/2026	3.615	50,000	49,149
Federal Home Loan Bank 9/25/2026	3.643	83,900	82,413
Federal Home Loan Bank 10/6/2026	3.585	20,000	19,624
Federal Home Loan Mortgage Corp. 4/1/2026	3.502	425,000	425,000
Federal Home Loan Mortgage Corp. 4/13/2026	3.575	25,000	24,970
Federal Home Loan Mortgage Corp. 5/27/2026	3.600	35,000	34,805
Federal Home Loan Mortgage Corp. 6/23/2026	3.635	14,338	14,219
			11,707,653
	Coupon rate
Interest bearing bills & notes 4.89%
Federal Farm Credit Banks (USD-SOFR + 0%) 7/28/2026 (a)	3.660	15,000	15,000
Federal Farm Credit Banks (USD-SOFR + 0.02%) 4/30/2026 (a)	3.650	25,000	24,999
Federal Farm Credit Banks (USD-SOFR + 0.50%) 5/5/2026 (a)	3.635	20,000	19,997
Federal Home Loan Bank (USD-SOFR + 0%) 4/13/2026 (a)	3.630	75,000	74,998
Federal Home Loan Bank (USD-SOFR + 0%) 4/17/2026 (a)	3.630	50,000	49,999
Federal Home Loan Bank (USD-SOFR + 0%) 4/24/2026 (a)	3.630	25,000	24,999
Federal Home Loan Bank (USD-SOFR + 0%) 9/8/2026 (a)	3.640	100,000	100,004
Federal Home Loan Bank (USD-SOFR + 0%) 10/6/2026 (a)	3.645	100,000	100,010
Federal Home Loan Bank (USD-SOFR + 0%) 11/6/2026 (a)	3.650	30,000	30,000

American Funds U.S. Government Money Market Fund	2

Short-term securities (continued)	Coupon rate	Principal amount (000)	Value (000)
Interest bearing bills & notes (continued)
Federal Home Loan Bank (USD-SOFR + 0.005%) 4/20/2026 (a)	3.635%	USD10,000	$10,000
Federal Home Loan Bank (USD-SOFR + 0.005%) 5/18/2026 (a)	3.635	30,000	29,999
Federal Home Loan Bank (USD-SOFR + 0.005%) 5/21/2026 (a)	3.635	60,000	59,998
Federal Home Loan Bank (USD-SOFR + 0.005%) 8/6/2026 (a)	3.635	100,000	99,990
Federal Home Loan Bank (USD-SOFR + 0.01%) 5/7/2026 (a)	3.640	100,000	99,998
Federal Home Loan Bank (USD-SOFR + 0.01%) 5/20/2026 (a)	3.640	15,000	15,000
Federal Home Loan Bank (USD-SOFR + 0.01%) 8/6/2026 (a)	3.640	50,000	49,996
Federal Home Loan Bank (USD-SOFR + 0.01%) 8/13/2026 (a)	3.640	75,000	74,994
Federal Home Loan Bank (USD-SOFR + 0.015%) 4/21/2026 (a)	3.645	20,000	19,999
Federal Home Loan Bank (USD-SOFR + 0.015%) 7/17/2026 (a)	3.645	20,000	20,000
Federal Home Loan Bank (USD-SOFR + 0.015%) 7/21/2026 (a)	3.645	60,000	60,001
Federal Home Loan Bank (USD-SOFR + 0.015%) 8/18/2026 (a)	3.645	50,000	49,998
Federal Home Loan Bank (USD-SOFR + 0.02%) 4/30/2026 (a)	3.650	50,000	49,999
Federal Home Loan Bank (USD-SOFR + 0.02%) 5/22/2026 (a)	3.650	50,000	50,000
Federal Home Loan Bank (USD-SOFR + 0.02%) 5/26/2026 (a)	3.650	150,000	149,999
Federal Home Loan Bank (USD-SOFR + 0.025%) 6/22/2026 (a)	3.655	45,000	45,001
Federal Home Loan Bank (USD-SOFR + 0.025%) 10/20/2026 (a)	3.655	50,000	50,002
Federal Home Loan Bank (USD-SOFR + 0.50%) 4/28/2026 (a)	3.635	50,000	49,998
Federal Home Loan Bank (USD-SOFR + 0.50%) 5/5/2026 (a)	3.635	50,000	49,999
Federal Home Loan Bank (USD-SOFR + 0.50%) 5/26/2026 (a)	3.635	50,000	49,999
Federal Home Loan Bank (USD-SOFR + 1.50%) 5/11/2026 (a)	3.645	75,000	74,999
Federal Home Loan Bank (USD-SOFR + 2.00%) 4/29/2026 (a)	3.650	75,000	74,998
Federal Home Loan Bank (USD-SOFR + 2.50%) 6/2/2026 (a)	3.655	37,500	37,500
Federal Home Loan Bank (USD-SOFR + 4.19%) 4/17/2026 (a)	3.630	20,000	19,999
			1,732,472
Total federal agency bills & notes			13,440,125

Repurchase agreements 13.13%
Overnight repurchase agreements*		4,650,000	4,650,000
Total short-term securities (cost: $33,947,182,000)			33,946,667
Bonds, notes & other debt instruments 6.37%
U.S. Treasury bonds & notes 6.37%
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.15%) 3.819% 4/30/2026 (a)		530,200	530,293
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.182%) 3.851% 7/31/2026 (a)		418,000	418,234
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.205%) 3.874% 10/31/2026 (a)		240,000	240,236
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.098%) 3.767% 1/31/2027 (a)		590,000	590,170
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.16%) 3.829% 4/30/2027 (a)		180,000	180,186
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.159%) 3.828% 7/31/2027 (a)		170,900	171,055
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.19%) 3.859% 10/31/2027 (a)		125,000	125,178
Total bonds, notes & other debt instruments (cost: $2,254,386,000)			2,255,352
Total investment securities 102.23% (cost: $36,201,568,000)			36,202,019
Other assets less liabilities (2.23)%			(790,541)
Net assets 100.00%			$35,411,478

3	American Funds U.S. Government Money Market Fund

*Repurchase agreements

Counterparty	Lending rate	Settlement date	Maturity date	Collateralized by	Collateral received, at value (000)	Repurchase agreement, at value (000)	Repurchase agreement proceeds to be received (000)
Bank of Montreal	3.65%	3/31/2026	4/1/2026	U.S. Treasury 0.625%-4.375% 2027-2034	$255,000	$250,000	$250,025
BNP Paribas	3.65	3/31/2026	4/1/2026	U.S. Treasury 0%-4.00% 2026-2030	408,000	400,000	400,041
BofA Securities	3.65	3/31/2026	4/1/2026	U.S. Treasury 0.625%-6.25% 2030-2032	459,000	450,000	450,046
Canadian Imperial Bank of Commerce	3.65	3/31/2026	4/1/2026	U.S. Treasury 0%-4.625% 2026-2035	510,000	500,000	500,051
JPMorgan Securities	3.66	3/31/2026	4/1/2026	U.S. Treasury 4.625% 2031	612,000	600,000	600,061
Mizuho Securities	3.66	3/31/2026	4/1/2026	U.S. Treasury 0.625%-4.625% 2029-2030	306,000	300,000	300,030
RBC Dominion Securities	3.65	3/31/2026	4/1/2026	U.S. Treasury 0%-4.625% 2026-2036	612,000	600,000	600,061
Royal Bank of Canada	3.66	3/31/2026	4/1/2026	U.S. Treasury 2.625%-4.25% 2027	357,000	350,000	350,036
Societe Generale Bank	3.66	3/31/2026	4/1/2026	U.S. Treasury 3.50%-4.875% 2026-2030	714,000	700,000	700,071
TD Securities	3.65	3/31/2026	4/1/2026	U.S. Treasury 4.00%-4.50% 2028-2029	102,000	100,000	100,010
Wells Fargo Securities	3.66	3/31/2026	4/1/2026	U.S. Treasury 1.875%-3.875% 2027-2034	255,000	250,000	250,025
Wells Fargo Bank	3.66	3/31/2026	4/1/2026	U.S. Treasury 0.125%-0.375% 2027	153,000	150,000	150,015
					$4,743,000	$4,650,000	$4,650,472

(a)	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available.

Key to abbreviation(s)
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds U.S. Government Money Market Fund	4

Financial statements
Statement of assets and liabilities at March 31, 2026unaudited

(dollars in thousands)
Assets:
Investment securities in unaffiliated issuers, at value (cost: $31,551,568)		$31,552,019
Repurchase agreements (cost: $4,650,000)		4,650,000
Cash		11,714
Receivables for:
Sales of fund’s shares	$137,054
Interest	23,031	160,085
		36,373,818
Liabilities:
Payables for:
Purchases of investments	827,968
Repurchases of fund’s shares	116,686
Dividends on fund’s shares	886
Investment advisory services	7,917
Services provided by related parties	8,006
Trustees’ deferred compensation	424
Other	453	962,340
Net assets at March 31, 2026		$35,411,478
Net assets consist of:
Capital paid in on shares of beneficial interest		$35,410,672
Total distributable earnings (accumulated loss)		806
Net assets at March 31, 2026		$35,411,478

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (35,410,191 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$23,929,726	23,928,856	$1.00
Class C	146,151	146,145	1.00
Class T	10	10	1.00
Class F-1	248,998	248,989	1.00
Class F-2	2,606,042	2,605,947	1.00
Class F-3	258,535	258,526	1.00
Class 529-A	2,838,766	2,838,663	1.00
Class 529-C	28,925	28,924	1.00
Class 529-E	100,237	100,233	1.00
Class 529-T	12	12	1.00
Class 529-F-1	12	12	1.00
Class 529-F-2	458,266	458,250	1.00
Class 529-F-3	1,625	1,625	1.00
Class ABLE-A	7,239	7,239	1.00
Class ABLE-F-2	810	810	1.00
Class R-1	41,477	41,475	1.00
Class R-2	721,400	721,373	1.00
Class R-2E	98,662	98,659	1.00
Class R-3	959,952	959,917	1.00
Class R-4	814,890	814,861	1.00
Class R-5E	334,906	334,894	1.00
Class R-5	189,725	189,718	1.00
Class R-6	1,625,112	1,625,053	1.00

Refer to the notes to financial statements.

5	American Funds U.S. Government Money Market Fund

Financial statements (continued)
Statement of operations for the six months ended March 31, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Interest		$680,392
Fees and expenses*:
Investment advisory services	$46,689
Distribution services	25,066
Transfer agent services	13,009
Administrative services	5,294
529 and ABLE plan services	895
Reports to shareholders	294
Registration statement and prospectus	1,629
Trustees’ compensation	80
Auditing and legal	81
Custodian	55
Other	87
Total fees and expenses before waivers and/or reimbursements	93,179
Less waivers of fees and expenses:
ABLE plan services fee waivers	2
Total fees and expenses after waivers and/or reimbursements		93,177
Net investment income		587,215
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on investments		—
Net unrealized appreciation (depreciation) on investments		(3,151)
Net realized gain (loss) and unrealized appreciation (depreciation):		(3,151)
Net increase (decrease) in net assets resulting from operations		$584,064
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Statements of changes in net assets

(dollars in thousands)
	Six months ended March 31,	Year ended September 30,
	2026*	2025

Operations:
Net investment income	$587,215	$1,362,544
Net realized gain (loss)	—	(34)
Net unrealized appreciation (depreciation)	(3,151)	(4,001)
Net increase (decrease) in net assets resulting from operations	584,064	1,358,509
Distributions paid or accrued to shareholders	(587,015)	(1,362,175)
Net capital share transactions	101,989	2,107,930
Total increase (decrease) in net assets	99,038	2,104,264
Net assets:
Beginning of period	35,312,440	33,208,176
End of period	$35,411,478	$35,312,440
*
Unaudited.
Refer to the notes to financial statements.

American Funds U.S. Government Money Market Fund	6

Notes to financial statementsunaudited
1. Organization

American Funds U.S. Government Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.
The fund has 23 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3), two tax-advantaged share classes for individuals with disabilities (Classes ABLE-A and ABLE-F-2) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A, 529-A and ABLE-A	None	None	None
Classes C and 529-C*	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	None	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2, 529-F-3 and ABLE-F-2	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class C, T, 529-C and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

7	American Funds U.S. Government Money Market Fund

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Shares of the fund are valued in accordance with U.S. Securities and Exchange Commission rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed income securities are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more inputs that may include, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. However, certain short-term securities, such as repurchase agreements and daily variable rate notes, are generally valued at par.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

American Funds U.S. Government Money Market Fund	8

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of March 31, 2026, all of the fund’s investment securities were classified as Level 2.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and the fund’s ability to preserve the value of your investment. In such a situation, the fund may not be able to preserve its net asset value of $1.00 per share. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low or negative short-term interest rates, the fund may not be able to maintain a positive yield or total return or be able to preserve the value of your investment at $1.00 per share and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

9	American Funds U.S. Government Money Market Fund

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results.
Investing in money market funds — Investors could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and should not be expected to provide financial support to the fund at any time, including during periods of market stress.
5. Certain investment techniques

Repurchase agreements — The fund has entered into repurchase agreements, under which the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement may be considered a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest that are held at a custodian bank and are fully collateralized by cash or U.S. government securities.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended March 31, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; deferred expenses and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2025, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$2,292
Capital loss carryforward*	(881)
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of March 31, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$1,354
Gross unrealized depreciation on investments	(903)
Net unrealized appreciation (depreciation) on investments	451
Cost of investments	36,201,568

American Funds U.S. Government Money Market Fund	10

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended March 31,	Year ended September 30,
Share class	2026	2025
Class A	$395,696	$908,946
Class C	2,516	7,369
Class T	— †	— †
Class F-1	3,999	9,854
Class F-2	45,902	105,870
Class F-3	5,736	14,266
Class 529-A	47,546	114,933
Class 529-C	519	1,472
Class 529-E	1,647	4,124
Class 529-T	— †	1
Class 529-F-1	— †	1
Class 529-F-2	7,826	17,542
Class 529-F-3	29	48
Class ABLE-A	111	206
Class ABLE-F-2	11	18
Class R-1	747	1,938
Class R-2	8,910	23,625
Class R-2E	1,367	3,437
Class R-3	14,284	35,313
Class R-4	12,943	31,979
Class R-5E	5,293	10,448
Class R-5	3,423	8,464
Class R-6	28,510	62,321
Total	$587,015	$1,362,175
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.295% on the first $1 billion of daily net assets and decreasing to 0.256% on such assets in excess of $34 billion. For the six months ended March 31, 2026, the investment advisory services fees were $46,689,000, which were equivalent to an annualized rate of 0.265% of average daily net assets.

11	American Funds U.S. Government Money Market Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, ABLE-F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (up to 0.15% for Class A, 529-A and ABLE-A shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Classes 529-A and ABLE-A	0.15	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 and ABLE plan services — Each 529 and ABLE share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan and ABLEAmerica® tax-advantaged savings program. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. Commonwealth Savers Plan is currently waiving the portion of its fee attributable to Class ABLE shares. The waivers are expected to remain in effect until the date on which total net assets invested in ABLEAmerica reach $300 million or June 30, 2028, whichever is earlier. For the six months ended March 31, 2026, Commonwealth Savers Plan waived 529 and ABLE plan service fees of $2,000 on Class ABLE shares. The waivers are reflected as ABLE plan services fee waivers in the fund’s statement of operations. As a result, the 529 and ABLE plan services fees of $895,000 were reduced to $893,000, both of which were equivalent to 0.051% of the average daily net assets of each 529 share class.

American Funds U.S. Government Money Market Fund	12

For the six months ended March 31, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 and ABLE plan services
Class A	$15,910	$7,846	$3,548	Not applicable
Class C	171	52	23	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	305	152	38	Not applicable
Class F-2	Not applicable	1,034	397	Not applicable
Class F-3	Not applicable	4	49	Not applicable
Class 529-A	2,031	931	433	$741
Class 529-C	37	11	5	8
Class 529-E	126	26	16	26
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	133	68	117
Class 529-F-3	Not applicable	— *	— *	1
Class ABLE-A	4	2	1	2
Class ABLE-F-2	Not applicable	— *	— *	— *
Class R-1	—	14	6	Not applicable
Class R-2	2,724	1,260	109	Not applicable
Class R-2E	299	103	15	Not applicable
Class R-3	2,447	734	148	Not applicable
Class R-4	1,012	409	121	Not applicable
Class R-5E	Not applicable	228	47	Not applicable
Class R-5	Not applicable	52	29	Not applicable
Class R-6	Not applicable	18	241	Not applicable

Total class-specific expenses	$25,066	$13,009	$5,294	$895
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $80,000 in the fund’s statement of operations reflects $63,000 in current fees (either paid in cash or deferred) and a net increase of $17,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended March 31, 2026, the fund did not engage in any such purchase or sale transactions with any related funds.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

13	American Funds U.S. Government Money Market Fund

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2026
Class A	$7,852,283	7,852,283	$391,004	391,004	$(7,847,248)	(7,847,248)	$396,039	396,039
Class C	40,782	40,782	2,474	2,473	(63,623)	(63,623)	(20,367)	(20,368)
Class T	—	—	—	—	—	—	—	—
Class F-1	48,512	48,512	3,974	3,974	(58,293)	(58,293)	(5,807)	(5,807)
Class F-2	992,192	992,192	45,374	45,374	(1,148,422)	(1,148,422)	(110,856)	(110,856)
Class F-3	136,277	136,277	5,675	5,674	(213,654)	(213,654)	(71,702)	(71,703)
Class 529-A	528,815	528,815	47,396	47,396	(675,506)	(675,506)	(99,295)	(99,295)
Class 529-C	7,043	7,044	516	516	(14,801)	(14,801)	(7,242)	(7,241)
Class 529-E	19,151	19,151	1,639	1,638	(25,350)	(25,350)	(4,560)	(4,561)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	1	—	—	— †	1
Class 529-F-2	104,325	104,325	7,785	7,785	(107,413)	(107,413)	4,697	4,697
Class 529-F-3	129	129	29	30	(280)	(280)	(122)	(121)
Class ABLE-A	2,651	2,651	110	111	(1,557)	(1,557)	1,204	1,205
Class ABLE-F-2	373	373	11	11	(123)	(122)	261	262
Class R-1	13,049	13,048	738	738	(15,367)	(15,367)	(1,580)	(1,581)
Class R-2	235,907	235,907	8,791	8,791	(272,506)	(272,507)	(27,808)	(27,809)
Class R-2E	48,252	48,252	1,367	1,367	(50,622)	(50,622)	(1,003)	(1,003)
Class R-3	385,942	385,941	14,060	14,060	(434,276)	(434,276)	(34,274)	(34,275)
Class R-4	303,594	303,595	12,817	12,817	(314,319)	(314,319)	2,092	2,093
Class R-5E	304,220	304,220	5,225	5,225	(263,138)	(263,138)	46,307	46,307
Class R-5	46,994	46,994	3,391	3,391	(65,875)	(65,875)	(15,490)	(15,490)
Class R-6	1,097,923	1,097,923	28,330	28,330	(1,074,758)	(1,074,758)	51,495	51,495
Total net increase (decrease)	$12,168,414	12,168,414	$580,706	580,706	$(12,647,131)	(12,647,131)	$101,989	101,989

Year ended September 30, 2025
Class A	$16,716,827	16,716,827	$897,395	897,394	$(15,787,986)	(15,787,987)	$1,826,236	1,826,234
Class C	116,063	116,064	7,253	7,253	(167,825)	(167,825)	(44,509)	(44,508)
Class T	—	—	—	—	—	—	—	—
Class F-1	226,524	226,524	9,783	9,783	(224,784)	(224,785)	11,523	11,522
Class F-2	2,480,802	2,480,802	104,412	104,412	(2,427,653)	(2,427,653)	157,561	157,561
Class F-3	399,601	399,601	14,135	14,135	(371,917)	(371,916)	41,819	41,820
Class 529-A	1,342,132	1,342,132	114,512	114,512	(1,416,042)	(1,416,042)	40,602	40,602
Class 529-C	26,335	26,335	1,462	1,461	(34,909)	(34,909)	(7,112)	(7,113)
Class 529-E	48,612	48,612	4,097	4,097	(59,810)	(59,810)	(7,101)	(7,101)
Class 529-T	—	—	1	1	—	—	1	1
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	243,829	243,830	17,448	17,448	(212,213)	(212,213)	49,064	49,065
Class 529-F-3	1,546	1,546	48	48	(394)	(394)	1,200	1,200
Class ABLE-A	3,597	3,597	205	204	(2,043)	(2,043)	1,759	1,758
Class ABLE-F-2	365	365	18	18	(220)	(220)	163	163
Class R-1	33,524	33,524	1,904	1,905	(40,711)	(40,710)	(5,283)	(5,281)
Class R-2	493,386	493,386	23,291	23,291	(578,178)	(578,178)	(61,501)	(61,501)
Class R-2E	124,641	124,642	3,423	3,423	(133,859)	(133,859)	(5,795)	(5,794)
Class R-3	818,925	818,925	34,804	34,805	(897,424)	(897,424)	(43,695)	(43,694)
Class R-4	588,787	588,787	31,605	31,604	(682,489)	(682,489)	(62,097)	(62,098)
Class R-5E	418,522	418,522	10,288	10,288	(379,768)	(379,768)	49,042	49,042
Class R-5	126,948	126,947	8,394	8,394	(141,702)	(141,702)	(6,360)	(6,361)
Class R-6	2,038,768	2,038,767	61,979	61,979	(1,928,334)	(1,928,334)	172,413	172,412
Total net increase (decrease)	$26,249,734	26,249,735	$1,346,457	1,346,455	$(25,488,261)	(25,488,261)	$2,107,930	2,107,929
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.

American Funds U.S. Government Money Market Fund	14

Financial highlights

Year ended	Net asset value, beginning of year	Net investment income (loss)[1]	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/reimbursements	Ratio of expenses to average net assets after waivers/reimbursements[3]	Ratio of net income (loss) to average net assets[3]

Class A:
3/31/2026[4,5]	$1.00	$.02	$(.02 )	$1.00	1.68%[6]	$23,930	.51%[7]	.51%[7]	3.35%[7]
9/30/2025	1.00	.04	(.04 )	1.00	4.01	23,536.50		.50	3.93
9/30/2024	1.00	.05	(.05 )	1.00	4.98	21,712.51		.51	4.87
9/30/2023	1.00	.04	(.04 )	1.00	4.23	18,805.48		.48	4.17
9/30/2022	1.00	.01	(.01 )	1.00	.52	16,894.37		.24	.56
9/30/2021	1.00	— [8]	—	1.00	.00	14,239.37		.06	— [9]
Class C:
3/31/2026[4,5]	1.00	.02	(.02 )	1.00	1.64 [6]	146	.60 [7]	.60 [7]	3.27 [7]
9/30/2025	1.00	.04	(.04 )	1.00	3.90	166.61		.61	3.84
9/30/2024	1.00	.05	(.05 )	1.00	4.86	211.63		.63	4.76
9/30/2023	1.00	.04	(.04 )	1.00	4.13	255.58		.58	4.00
9/30/2022	1.00	.01	(.01 )	1.00	.52	331.37		.25	.63
9/30/2021	1.00	— [8]	—	1.00	.00	224.37		.07	— [9]
Class T:
3/31/2026[4,5]	1.00	.02	(.02 )	1.00	1.75 [6,10]	— [11]	.36 [7,10]	.36 [7,10]	3.49 [7,10]
9/30/2025	1.00	.04	(.04 )	1.00	4.15 [10]	— [11]	.36 [10]	.36 [10]	4.08 [10]
9/30/2024	1.00	.05	(.05 )	1.00	5.13 [10]	— [11]	.37 [10]	.37 [10]	5.01 [10]
9/30/2023	1.00	.04	(.04 )	1.00	4.39 [10]	— [11]	.32 [10]	.32 [10]	4.31 [10]
9/30/2022	1.00	.01	(.01 )	1.00	.51 [10]	— [11]	.37 [10]	.22 [10]	.53 [10]
9/30/2021	1.00	— [8]	—	1.00	.00 [10]	— [11]	.37 [10]	.06 [10]	— [9,10]
Class F-1:
3/31/2026[4,5]	1.00	.02	(.02 )	1.00	1.60 [6]	249	.67 [7]	.67 [7]	3.18 [7]
9/30/2025	1.00	.04	(.04 )	1.00	3.84	255.66		.66	3.77
9/30/2024	1.00	.05	(.05 )	1.00	4.82	243.66		.66	4.72
9/30/2023	1.00	.04	(.04 )	1.00	4.05	331.66		.66	3.99
9/30/2022	1.00	— [8]	— [8]	1.00	.40	255.65		.37	.44
9/30/2021	1.00	— [8]	—	1.00	.00	224.66		.07	— [9]
Class F-2:
3/31/2026[4,5]	1.00	.02	(.02 )	1.00	1.74 [6]	2,606	.39 [7]	.39 [7]	3.47 [7]
9/30/2025	1.00	.04	(.04 )	1.00	4.13	2,717.38		.38	4.05
9/30/2024	1.00	.05	(.05 )	1.00	5.12	2,560.38		.38	5.00
9/30/2023	1.00	.04	(.04 )	1.00	4.35	2,264.37		.37	4.30
9/30/2022	1.00	.01	(.01 )	1.00	.52	1,842.36		.23	.55
9/30/2021	1.00	— [8]	—	1.00	.00	1,565.36		.06	— [9]
Class F-3:
3/31/2026[4,5]	1.00	.02	(.02 )	1.00	1.78 [6]	258	.31 [7]	.31 [7]	3.55 [7]
9/30/2025	1.00	.04	(.04 )	1.00	4.21	330.31		.31	4.12
9/30/2024	1.00	.05	(.05 )	1.00	5.19	288.31		.31	5.07
9/30/2023	1.00	.04	(.04 )	1.00	4.41	225.31		.31	4.43
9/30/2022	1.00	.01	(.01 )	1.00	.55	111.31		.17	.51
9/30/2021	1.00	— [8]	—	1.00	.00	147.31		.06	— [9]
Class 529-A:
3/31/2026[4,5]	1.00	.02	(.02 )	1.00	1.65 [6]	2,839	.56 [7]	.56 [7]	3.30 [7]
9/30/2025	1.00	.04	(.04 )	1.00	3.96	2,938.55		.55	3.88
9/30/2024	1.00	.05	(.05 )	1.00	4.93	2,898.56		.56	4.81
9/30/2023	1.00	.04	(.04 )	1.00	4.17	2,609.54		.54	4.12
9/30/2022	1.00	.01	— [8]	1.00	.49	2,355.42		.26	.51
9/30/2021	1.00	— [8]	—	1.00	.00	2,276.43		.06	— [9]
Refer to the end of the table(s) for footnote(s).

15	American Funds U.S. Government Money Market Fund

Financial highlights (continued)
Year ended	Net asset value, beginning of year	Net investment income (loss)[1]	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/reimbursements	Ratio of expenses to average net assets after waivers/reimbursements[3]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
3/31/2026[4,5]	$1.00	$.02	$(.02 )	$1.00	1.61%[6]	$29	.65%[7]	.65%[7]	3.21%[7]
9/30/2025	1.00	.04	(.04 )	1.00	3.84	36.66		.66	3.78
9/30/2024	1.00	.05	(.05 )	1.00	4.80	43.68		.68	4.70
9/30/2023	1.00	.04	(.04 )	1.00	4.07	51.64		.64	3.99
9/30/2022	1.00	.01	— [8]	1.00	.49	52.42		.25	.50
9/30/2021	1.00	— [8]	—	1.00	.00	57.43		.07	— [9]
Class 529-E:
3/31/2026[4,5]	1.00	.02	(.02 )	1.00	1.61 [6]	100	.66 [7]	.66 [7]	3.20 [7]
9/30/2025	1.00	.04	(.04 )	1.00	3.85	105.66		.66	3.78
9/30/2024	1.00	.05	(.05 )	1.00	4.82	112.67		.67	4.71
9/30/2023	1.00	.04	(.04 )	1.00	4.08	107.63		.63	4.01
9/30/2022	1.00	.01	(.01 )	1.00	.50	102.41		.25	.51
9/30/2021	1.00	— [8]	—	1.00	.00	105.42		.06	— [9]
Class 529-T:
3/31/2026[4,5]	1.00	.02	(.02 )	1.00	1.72 [6,10]	— [11]	.43 [7,10]	.43 [7,10]	3.42 [7,10]
9/30/2025	1.00	.04	(.04 )	1.00	4.09 [10]	— [11]	.42 [10]	.42 [10]	4.01 [10]
9/30/2024	1.00	.05	(.05 )	1.00	5.06 [10]	— [11]	.43 [10]	.43 [10]	4.94 [10]
9/30/2023	1.00	.04	(.04 )	1.00	4.31 [10]	— [11]	.41 [10]	.41 [10]	4.23 [10]
9/30/2022	1.00	— [8]	— [8]	1.00	.49 [10]	— [11]	.45 [10]	.27 [10]	.48 [10]
9/30/2021	1.00	— [8]	—	1.00	.00 [10]	— [11]	.45 [10]	.07 [10]	— [9,10]
Class 529-F-1:
3/31/2026[4,5]	1.00	.02	(.02 )	1.00	1.69 [6,10]	— [11]	.48 [7,10]	.48 [7,10]	3.37 [7,10]
9/30/2025	1.00	.04	(.04 )	1.00	4.03 [10]	— [11]	.48 [10]	.48 [10]	3.95 [10]
9/30/2024	1.00	.05	(.05 )	1.00	5.00 [10]	— [11]	.49 [10]	.49 [10]	4.89 [10]
9/30/2023	1.00	.04	(.04 )	1.00	4.23 [10]	— [11]	.48 [10]	.48 [10]	4.16 [10]
9/30/2022	1.00	— [8]	— [8]	1.00	.47 [10]	— [11]	.48 [10]	.27 [10]	.48 [10]
9/30/2021	1.00	— [8]	—	1.00	.00 [10]	— [11]	.40 [10]	.10 [10]	— [9,10]
Class 529-F-2:
3/31/2026[4,5]	1.00	.02	(.02 )	1.00	1.73 [6]	458	.42 [7]	.42 [7]	3.44 [7]
9/30/2025	1.00	.04	(.04 )	1.00	4.10	453.41		.41	4.02
9/30/2024	1.00	.05	(.05 )	1.00	5.07	405.42		.42	4.95
9/30/2023	1.00	.04	(.04 )	1.00	4.32	349.39		.39	4.28
9/30/2022	1.00	.01	— [8]	1.00	.49	278.42		.26	.53
9/30/2021[4,12]	1.00	— [8]	—	1.00	.00 [6]	242	.46 [7]	.06 [7]	— [7,9]
Class 529-F-3:
3/31/2026[4,5]	1.00	.02	(.02 )	1.00	1.76 [6]	2	.36 [7]	.36 [7]	3.50 [7]
9/30/2025	1.00	.04	(.04 )	1.00	4.15	2.36		.36	4.01
9/30/2024	1.00	.05	(.05 )	1.00	5.13	1.36		.36	4.99
9/30/2023	1.00	.04	(.04 )	1.00	4.34	— [11]	.37	.37	4.27
9/30/2022	1.00	.01	(.01 )	1.00	.51	— [11]	.37	.23	.52
9/30/2021[4,12]	1.00	— [8]	—	1.00	.00 [6]	— [11]	.44 [7]	.05 [7]	— [7,9]
Class ABLE-A:
3/31/2026[4,5]	1.00	.02	(.02 )	1.00	1.70 [6]	7	.52 [7]	.46 [7]	3.38 [7]
9/30/2025	1.00	.04	(.04 )	1.00	4.05	6.52		.46	3.95
9/30/2024	1.00	.05	(.05 )	1.00	5.02	4.53		.48	4.90
9/30/2023	1.00	.04	(.04 )	1.00	4.27	3.51		.45	4.28
9/30/2022	1.00	.01	(.01 )	1.00	.52	2.41		.24	.63
9/30/2021	1.00	— [8]	—	1.00	.00	1.42		.06	— [9]
Refer to the end of the table(s) for footnote(s).

American Funds U.S. Government Money Market Fund	16

Financial highlights (continued)
Year ended	Net asset value, beginning of year	Net investment income (loss)[1]	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/reimbursements	Ratio of expenses to average net assets after waivers/reimbursements[3]	Ratio of net income (loss) to average net assets[3]
Class ABLE-F-2:
3/31/2026[4,5]	$1.00	$.02	$(.02 )	$1.00	1.76%[6]	$1	.41%[7]	.35%[7]	3.48%[7]
9/30/2025	1.00	.04	(.04 )	1.00	4.16	1.40		.35	4.07
9/30/2024	1.00	.05	(.05 )	1.00	5.14	— [11]	.41	.36	5.02
9/30/2023	1.00	.04	(.04 )	1.00	4.37	— [11]	.41	.35	4.42
9/30/2022	1.00	.01	(.01 )	1.00	.52	— [11]	.41	.24	.59
9/30/2021[4,12]	1.00	— [8]	—	1.00	.00 [6]	— [11]	.41 [7]	.06 [7]	— [7,9]
Class R-1:
3/31/2026[4,5]	1.00	.02	(.02 )	1.00	1.75 [6]	41	.37 [7]	.37 [7]	3.49 [7]
9/30/2025	1.00	.04	(.04 )	1.00	4.14	43.37		.37	4.07
9/30/2024	1.00	.05	(.05 )	1.00	5.12	48.37		.37	5.01
9/30/2023	1.00	.04	(.04 )	1.00	4.34	50.38		.38	4.28
9/30/2022	1.00	.01	(.01 )	1.00	.51	44.38		.23	.52
9/30/2021	1.00	— [8]	—	1.00	.00	42.38		.07	— [9]
Class R-2:
3/31/2026[4,5]	1.00	.01	(.01 )	1.00	1.23 [6]	721	1.40 [7]	1.40 [7]	2.45 [7]
9/30/2025	1.00	.03	(.03 )	1.00	3.08	749	1.39	1.39	3.05
9/30/2024	1.00	.04	(.04 )	1.00	4.06	811	1.39	1.39	3.98
9/30/2023	1.00	.03	(.03 )	1.00	3.28	831	1.40	1.40	3.22
9/30/2022	1.00	— [8]	— [8]	1.00	.18	888	1.39	.58	.18
9/30/2021	1.00	— [8]	—	1.00	.00	845	1.40	.07	— [9]
Class R-2E:
3/31/2026[4,5]	1.00	.01	(.01 )	1.00	1.38 [6]	99	1.12 [7]	1.12 [7]	2.75 [7]
9/30/2025	1.00	.03	(.03 )	1.00	3.38	100	1.11	1.11	3.35
9/30/2024	1.00	.04	(.04 )	1.00	4.36	106	1.11	1.11	4.29
9/30/2023	1.00	.04	(.04 )	1.00	3.59	98	1.11	1.11	3.55
9/30/2022	1.00	— [8]	— [8]	1.00	.26	93	1.11	.51	.28
9/30/2021	1.00	— [8]	—	1.00	.00	85	1.12	.06	— [9]
Class R-3:
3/31/2026[4,5]	1.00	.01	(.01 )	1.00	1.46 [6]	960	.95 [7]	.95 [7]	2.91 [7]
9/30/2025	1.00	.03	(.03 )	1.00	3.54	994.95		.95	3.49
9/30/2024	1.00	.04	(.04 )	1.00	4.52	1,038.95		.95	4.43
9/30/2023	1.00	.04	(.04 )	1.00	3.74	1,066.95		.95	3.67
9/30/2022	1.00	— [8]	— [8]	1.00	.30	1,117.95		.45	.31
9/30/2021	1.00	— [8]	—	1.00	.00	1,060.96		.07	— [9]
Class R-4:
3/31/2026[4,5]	1.00	.02	(.02 )	1.00	1.61 [6]	815	.66 [7]	.66 [7]	3.20 [7]
9/30/2025	1.00	.04	(.04 )	1.00	3.85	813.65		.65	3.79
9/30/2024	1.00	.05	(.05 )	1.00	4.83	875.66		.66	4.73
9/30/2023	1.00	.04	(.04 )	1.00	4.05	873.65		.65	3.97
9/30/2022	1.00	— [8]	— [8]	1.00	.40	934.65		.35	.41
9/30/2021	1.00	— [8]	—	1.00	.00	894.66		.07	— [9]
Class R-5E:
3/31/2026[4,5]	1.00	.02	(.02 )	1.00	1.71 [6]	335	.45 [7]	.45 [7]	3.40 [7]
9/30/2025	1.00	.04	(.04 )	1.00	4.06	289.45		.45	3.99
9/30/2024	1.00	.05	(.05 )	1.00	5.04	240.45		.45	4.94
9/30/2023	1.00	.04	(.04 )	1.00	4.26	220.45		.45	4.22
9/30/2022	1.00	.01	— [8]	1.00	.48	190.45		.28	.55
9/30/2021	1.00	— [8]	—	1.00	.00	133.46		.06	— [9]
Refer to the end of the table(s) for footnote(s).

17	American Funds U.S. Government Money Market Fund

Financial highlights (continued)
Year ended	Net asset value, beginning of year	Net investment income (loss)[1]	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/reimbursements	Ratio of expenses to average net assets after waivers/reimbursements[3]	Ratio of net income (loss) to average net assets[3]
Class R-5:
3/31/2026[4,5]	$1.00	$.02	$(.02 )	$1.00	1.76%[6]	$190	.36%[7]	.36%[7]	3.50%[7]
9/30/2025	1.00	.04	(.04 )	1.00	4.16	205.36		.36	4.08
9/30/2024	1.00	.05	(.05 )	1.00	5.14	212.36		.36	5.02
9/30/2023	1.00	.04	(.04 )	1.00	4.36	222.36		.36	4.27
9/30/2022	1.00	.01	(.01 )	1.00	.52	239.36		.23	.58
9/30/2021	1.00	— [8]	—	1.00	.00	199.36		.07	— [9]
Class R-6:
3/31/2026[4,5]	1.00	.02	(.02 )	1.00	1.78 [6]	1,625	.31 [7]	.31 [7]	3.56 [7]
9/30/2025	1.00	.04	(.04 )	1.00	4.21	1,574.31		.31	4.14
9/30/2024	1.00	.05	(.05 )	1.00	5.19	1,401.31		.31	5.08
9/30/2023	1.00	.04	(.04 )	1.00	4.41	1,271.31		.31	4.35
9/30/2022	1.00	.01	(.01 )	1.00	.55	1,141.31		.20	.57
9/30/2021	1.00	— [8]	—	1.00	.00	1,057.31		.07	— [9]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $0.01.
[9]	Amount less than 0.01%.
[10]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[11]	Amount less than $1 million.
[12]	Class 529-F-2, 529-F-3 and ABLE-F-2 shares began investment operations on 10/30/2020.
Refer to the notes to financial statements.

American Funds U.S. Government Money Market Fund	18

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
36,718,883,137
Total shares voting on November 25, 2025:
24,930,388,504 (67.9% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	20,580,392,054	82.6%	4,349,996,450	17.4%
Pramod Atluri	24,107,266,841	96.7%	823,121,663	3.3%
Francisco G. Cigarroa	24,084,387,078	96.6%	846,001,426	3.4%
Nariman Farvardin	24,010,612,896	96.3%	919,775,608	3.7%
Jennifer C. Feikin	24,111,314,766	96.7%	819,073,738	3.3%
Leslie Stone Heisz	24,133,435,393	96.8%	796,953,111	3.2%
Merit E. Janow	24,067,466,273	96.5%	862,922,231	3.5%
Martin E. Koehler	24,124,033,714	96.8%	806,354,790	3.2%
Benjamin R. Miller	24,167,649,393	96.9%	762,739,111	3.1%
Josette Sheeran	24,099,447,647	96.7%	830,940,857	3.3%
Margaret Spellings	24,090,085,060	96.6%	840,303,444	3.4%
Alexandra Trower	24,162,425,889	96.9%	767,962,615	3.1%
Paul S. Williams	24,105,346,023	96.7%	825,042,481	3.3%
Courtney K. Wolf	24,157,993,844	96.9%	772,394,660	3.1%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

19	American Funds U.S. Government Money Market Fund

Approval of Investment Advisory and Service Agreement

At a meeting held in March 2026, the fund’s board approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an interim period through July 31, 2026. At a meeting to be held in June 2026, the fund’s board will consider the continuation of the agreement with CRMC for an additional one-year term through July 31, 2027. The approval for an interim period aligns the renewal cycle for the fund’s agreement with the renewal cycle of other fixed income funds and exchange-traded funds managed by CRMC. Considerations for the interim and one-year contract periods are discussed below on a combined basis. The board approved the agreement for the interim period following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Morningstar index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through December 31, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses were generally competitive with those of other similar funds included in the comparable Morningstar category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds U.S. Government Money Market Fund	20

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

21	American Funds U.S. Government Money Market Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds U.S. Government Money Market Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: May 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: May 29, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: May 29, 2026